Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations
Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$100	$126,658
Series A, 5.00%, 09/01/29 (Call 09/01/27)	100	125,310
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	300	381,931
City of Huntsville AL GOL, Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	76,140
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	95	115,975
		826,014
Arizona — 1.7%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	135	167,386
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	120	146,570
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/27 (Call 07/01/26)	220	268,711
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	50,303
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	65	81,769
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/29 (Call 01/01/27)	110	135,864
State of Arizona COP, Series A, 5.00%, 10/01/27	100	126,673
		977,276
California — 12.9%
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/28 (Call 04/01/27)	110	137,374
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	125	157,399
Series C, 5.00%, 03/01/28 (Call 03/01/27)	70	86,981
Series G, 5.00%, 10/01/31 (Call 10/01/27)	175	220,563
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25)	55	65,904
Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	60,851
Series A, 5.00%, 11/01/30 (Call 05/01/27)	85	106,162
City of Los Angeles Department of Airports RB, Series C, 5.00%, 05/15/27	55	69,115
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 05/01/25)	50	58,736
Series D, 5.00%, 11/01/30 (Call 11/01/27)	100	126,674
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	120	151,988
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	90	104,842
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31 (Call 08/01/27)	180	226,066
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	164,040
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	60	75,811
Los Angeles County Metropolitan Transportation Authority RB Series A, 5.00%, 06/01/27	100	125,893
Series A, 5.00%, 07/01/29 (Call 07/01/27)	160	202,245
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	150	189,035
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	145	179,333
	Par
Security	(000)	Value

California (continued)
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27	$175	$220,961
Series B1, 5.00%, 07/01/27	60	75,758
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	70,321
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	142,937
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	190	234,376
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	205,488
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	125,143
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/28 (Call 12/01/27)	100	127,539
San Diego Unified School District/CA GO, Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	126,403
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	125,606
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/27 (Call 05/01/26)	100	121,235
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	90,472
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	200	191,266
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	95,633
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	75	71,163
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	45	56,612
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	81,183
State of California Department of Water Resources RB, Series AX, 5.00%, 12/01/31 (Call 12/01/27)	115	146,251
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	41,175
5.00%, 04/01/27	125	156,518
5.00%, 11/01/27	150	190,965
5.00%, 12/01/27	80	102,079
5.00%, 08/01/28 (Call 08/01/27)	230	289,761
5.00%, 11/01/28 (Call 11/01/27)	315	399,573
5.00%, 08/01/30 (Call 08/01/27)	405	509,469
5.00%, 11/01/30 (Call 11/01/27)	100	126,744
5.00%, 11/01/31 (Call 11/01/27)	110	139,301
Series C, 5.00%, 08/01/27 (Call 08/01/26)	70	85,958
University of California RB
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	195	244,718
Series I, 5.00%, 05/15/27 (Call 05/15/25)	190	223,899
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	45	53,433
		7,380,952
Colorado — 0.3%
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/27	45	57,195
State of Colorado COP, Series K, 5.00%, 03/15/27	100	124,421
		181,616
Connecticut — 1.6%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	150	187,332

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Connecticut (continued)
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27)	$200	$248,442
Series B, 4.00%, 06/01/27	100	120,026
Series F, 5.00%, 11/15/27 (Call 11/15/25)	100	119,420
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	105	130,559
Series B, 5.00%, 10/01/27	100	127,089
		932,868
Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/27	100	126,330

District of Columbia — 1.5%
District of Columbia GO
Series A, 5.00%, 10/15/27	100	126,945
Series D, 5.00%, 06/01/27	100	125,631
Series E, 5.00%, 06/01/27 (Call 12/01/26)	75	92,974
District of Columbia RB
Series A, 5.00%, 03/01/27	160	199,549
Series C, 5.00%, 05/01/27	50	62,664
District of Columbia Water & Sewer Authority RB Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	65,537
Series B, 5.00%, 10/01/27	50	63,649
Washington Metropolitan Area Transit Authority RB, Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	100	124,881
		861,830
Florida — 3.3%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	85	103,612
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	126,463
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	215,344
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	100	125,468
Series A, 5.00%, 07/01/27 (Call 07/01/26)	100	122,360
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	109,752
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	37,423
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	85	106,953
Series B, 5.00%, 08/01/27	115	144,700
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	55,933
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	120	151,197
Series A, 5.00%, 07/01/29 (Call 07/01/27)	50	62,704
State of Florida GO
Series A, 5.00%, 07/01/27	60	75,638
Series B, 5.00%, 06/01/30 (Call 06/01/27)	40	50,107
Series C, 5.00%, 06/01/27	125	157,612
Series D, 5.00%, 06/01/27	65	81,958
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/27	138	174,336
		1,901,560
Georgia — 2.1%
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/27	105	132,019
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/31 (Call 11/01/27)	100	126,427
Series B, 5.00%, 11/01/29 (Call 11/01/27)	75	94,922
	Par
Security	(000)	Value

Georgia (continued)
Series C, 5.00%, 11/01/28 (Call 11/01/27)	$100	$126,498
County of Columbia GA GO, 5.00%, 01/01/27	20	24,917
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	130	163,405
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.25%, 07/01/27 (NPFGC)	100	127,384
Series D, 4.00%, 07/01/27	50	60,060
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	263,773
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	93,235
		1,212,640
Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	145	170,977
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	118,885
Series C, 4.00%, 08/01/27	120	144,173
Series D, 5.00%, 09/01/31 (Call 09/01/27)	40	49,908
State of Hawaii GO
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	100	123,272
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	92,454
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	135	168,890
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	125	157,260
		1,025,819
Idaho — 0.4%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	165	206,697

Illinois — 2.6%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	115,679
Series A, 5.00%, 01/01/28 (Call 01/01/27)	65	79,719
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/27	100	124,525
Illinois Finance Authority RB, 5.00%, 07/01/29 (Call 01/01/27) Illinois State Toll Highway Authority RB
Series B, 5.00%, 01/01/27	100	123,557
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	152,201
State of Illinois GO	165	204,329
5.00%, 06/01/27 (Call 06/01/26)	100	119,797
Series A, 5.00%, 03/01/27	160	196,001
Series B, 5.00%, 09/01/27	125	154,680
Series D, 5.00%, 11/01/27	200	248,498
		1,518,986
Indiana — 0.9%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	290	359,592
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	135	166,684
		526,276
Iowa — 0.1%
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	65	77,132

Kansas — 0.4%
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	95	112,759
Series A, 5.00%, 09/01/28 (Call 09/01/27)	110	139,126
		251,885

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Louisiana — 0.9%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	$70	$87,685
State of Louisiana GO
Series A, 5.00%, 03/01/27	75	93,445
Series B, 5.00%, 08/01/27 (Call 08/01/26)	155	189,480
Series B, 5.00%, 10/01/27	25	31,668
State of Louisiana RB, 5.00%, 09/01/27	100	126,385
		528,663
Maryland — 4.9%
City of Baltimore MD RB, Series B, 5.00%, 07/01/31
(Call 01/01/27)	100	122,696
County of Anne Arundel MD GOL
5.00%, 10/01/27	105	133,590
5.00%, 10/01/29 (Call 10/01/27)	155	196,693
County of Baltimore MD GO
5.00%, 03/01/27	105	131,414
5.00%, 08/01/27	190	240,735
County of Howard MD GO, Series B, 5.00%, 02/15/28
(Call 02/15/27)	150	186,517
County of Montgomery MD GO
Series A, 5.00%, 11/01/27	185	236,046
Series C, 5.00%, 10/01/27	100	127,298
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	365	461,866
State of Maryland Department of Transportation RB
4.00%, 09/01/27	55	66,597
5.00%, 10/01/27 (Call 10/01/26)	55	67,639
5.00%, 12/01/27 (Call 12/01/26)	100	123,302
5.00%, 09/01/30 (Call 09/01/27)	115	143,550
State of Maryland GO
Series A, 5.00%, 03/15/27	300	375,903
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	124,835
Washington Suburban Sanitary Commission RB, 5.00%, 06/15/28 (Call 06/15/27)	60	75,320
		2,814,001
Massachusetts — 2.8%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	50,338
Commonwealth of Massachusetts GOL
Series C, 5.00%, 05/01/27	195	244,767
Series D, 5.00%, 07/01/27	80	100,904
Series E, 5.00%, 11/01/27	180	229,159
Series G, 5.00%, 09/01/27	50	63,363
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	126,686
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	190	239,522
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	100	125,295
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	25,636
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	200	237,205
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	169,963
		1,612,838
Michigan — 0.6%
State of Michigan RB, 5.00%, 03/15/27	210	262,339
University of Michigan RB, Series A, 5.00%, 04/01/29
(Call 04/01/27)	75	93,302
		355,641
	Par
Security	(000)	Value

Minnesota — 1.2%
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	$160	$202,942
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	125,692
Series D, 5.00%, 08/01/27 (Call 08/01/26)	125	153,218
Series D, 5.00%, 10/01/27	50	63,754
University of Minnesota RB, Series B, 5.00%, 12/01/29
(Call 12/01/27)	130	164,349
		709,955
Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	120	151,874
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	106,962
		258,836
Missouri — 0.3%
Metropolitan St Louis Sewer District RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	135	169,412

Nebraska — 0.6%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	90	111,824
Nebraska Public Power District RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	75	89,843
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	61,621
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 12/01/27)	75	95,042
		358,330
Nevada — 2.3%
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	100	118,439
5.00%, 06/01/27	25	31,375
5.00%, 11/01/27	145	184,090
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27.	75	94,349
County of Clark NV RB
5.00%, 07/01/27	125	157,083
5.00%, 07/01/30 (Call 07/01/27)	25	31,145
County of Washoe NV RB, 5.00%, 02/01/27	35	43,393
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	58,765
State of Nevada GOL
5.00%, 08/01/27	150	189,345
Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	29,190
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	127,385
5.00%, 12/01/27 (Call 06/01/26)	100	121,497
Washoe County School District/NV GOL, 5.00%, 04/01/27	100	124,897
		1,310,953
New Hampshire — 0.5%
State of New Hampshire GO
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	143,474
Series D, 5.00%, 12/01/27	100	127,742
		271,216
New Jersey — 1.4%
New Jersey Economic Development Authority RB
Series A, 4.00%, 11/01/27 (SAP)	135	160,423
Series A, 5.00%, 11/01/27	80	99,913
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	200	251,354

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/27	$10	$12,530
5.00%, 06/01/27 (Call 06/01/25)	45	52,671
Series A, 5.00%, 06/01/27	175	219,283
		796,174
New Mexico — 0.4%
New Mexico Finance Authority RB, Series A, 5.00%, 06/01/27	25	31,457
State of New Mexico GO, 5.00%, 03/01/27	150	187,358
		218,815
New York — 10.9%
City of New York NY GO
Series 1, 5.00%, 08/01/27	155	195,656
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	100	125,764
Series A, 5.00%, 08/01/27	140	176,722
Series A, 5.00%, 08/01/28 (Call 08/01/27)	335	422,493
Series C, 5.00%, 08/01/27 (Call 02/01/26)	15	18,001
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/27	135	167,809
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	126,317
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	30,460
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	82,833
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	67,028
New York City Transitional Finance Authority Building Aid
Revenue RB
Series B-1, 5.00%, 07/15/27 (SAW)	100	126,033
Series S-3, 5.00%, 07/15/27 (SAW)	145	182,747
Series S-4A, 5.00%, 07/15/27	130	163,842
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	100	126,563
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	126,319
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	180	226,255
Series C, 5.00%, 11/01/27 (Call 05/01/25)	150	176,207
Series C, 5.00%, 11/01/29 (Call 05/01/27)	85	105,804
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	280	353,818
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	95	118,230
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/27 (Call 08/15/26)	100	123,116
Series A, 5.00%, 03/15/27	100	125,140
Series A, 5.00%, 07/01/27 (Call 07/01/25)	200	235,179
Series A, 5.00%, 02/15/29 (Call 02/15/27)	150	186,382
Series A, 5.00%, 02/15/30 (Call 02/15/27)	150	185,655
Series B, 5.00%, 02/15/27 (Call 02/15/25)	125	145,427
Series B, 5.00%, 03/15/27 (Call 09/15/25)	160	190,435
Series B, 5.00%, 02/15/31 (Call 08/15/27)	150	188,303
Series E, 5.00%, 03/15/27	100	125,266
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/29 (Call 06/15/27)	200	251,816
New York State Urban Development Corp. RB
5.00%, 03/15/27.	100	125,077
Series A, 5.00%, 03/15/27 (Call 03/15/26)	140	168,742
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	124,521
Series A, 5.00%, 03/15/29 (Call 03/15/27)	100	124,120
Series C, 5.00%, 03/15/31 (Call 09/15/27)	110	137,609
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31(Call 11/15/27)	200	251,191
State of New York GO, Series A, 5.00%, 03/01/27	55	69,008
	Par
Security	(000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	$105	$131,558
Series B, 5.00%, 11/15/31 (Call 05/15/27)	100	124,053
Series C-1, 5.00%, 11/15/27	70	89,111
		6,220,610
North Carolina — 2.7%
City of Charlotte NC GO, Series A, 5.00%, 06/01/27	260	328,174
County of Guilford NC GO
Series B, 5.00%, 05/01/27	100	125,845
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	125,425
County of Mecklenburg NC GO
5.00%, 03/01/27	130	162,866
Series A, 5.00%, 04/01/27	35	43,959
Series A, 5.00%, 04/01/28 (Call 04/01/27)	125	156,405
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	62,205
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	152,144
State of North Carolina RB
5.00%, 03/01/27	130	162,052
Series B, 5.00%, 05/01/27	20	25,143
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	187,463
		1,531,681
Ohio — 2.6%
City of Columbus OH GO, Series 3, 5.00%, 02/15/28
(Call 02/15/27)	100	124,592
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	50	62,368
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	149,511
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%,
02/15/30 (Call 02/15/27)	110	135,406
Ohio Water Development Authority RB, Series A, 5.00%, 12/01/27	150	191,399
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	56,537
Series A, 5.00%, 12/01/29 (Call 06/01/27)	65	81,563
Series B, 5.00%, 06/01/27 (Call 12/01/25)	55	66,119
Series B, 5.00%, 12/01/27	100	127,599
State of Ohio GO
5.00%, 09/01/27	45	56,965
Series C, 5.00%, 08/01/27	45	56,834
Series T, 5.00%, 05/01/30 (Call 05/01/27)	240	299,773
Series U, 5.00%, 05/01/27	20	25,079
State of Ohio RB, Series B, 5.00%, 10/01/27	25	31,651
		1,465,396
Oklahoma — 0.8%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	125	154,848
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	128,120
Series E, 5.00%, 01/01/27	25	31,010
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	120,523
		434,501
Oregon — 1.8%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	242,773
Hillsboro School District No.1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	150	189,289

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon (continued)
Oregon State Lottery RB, Series D, 5.00%, 04/01/27
(Call 04/01/25) (MO)	$100	$116,720
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	75	93,922
Series B, 5.00%, 11/15/29 (Call 05/15/27)	145	180,964
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	126,050
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	93,894
		1,043,612
Pennsylvania — 2.1%
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	65	76,754
Series B, 5.00%, 08/01/27 (Call 08/01/25)	100	118,083
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	60	74,569
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	126,581
First Series, 5.00%, 09/15/27 (Call 09/15/26)	245	301,455
First Series, 5.00%, 01/01/28 (Call 01/01/27)	160	197,956
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	35	43,065
Pennsylvania Turnpike Commission RB
Series A2, 5.00%, 12/01/27	100	127,029
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	157,936
		1,223,428
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	127,388
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	62,459
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	188,974
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	31,391
		410,212
South Carolina — 0.2%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	95,672

Tennessee — 2.8%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	95	120,305
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	121,662
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	45	56,432
County of Montgomery TN GO, 5.00%, 04/01/27	125	156,201
County of Shelby TN GO, Series A, 5.00%, 04/01/27	85	106,432
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/27	75	94,248
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	165	198,199
5.00%, 07/01/27	80	100,905
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	125	155,314
State of Tennessee GO, Series B, 5.00%, 08/01/27
(Call 08/01/26)	105	128,590
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	100	125,314
Series B, 5.00%, 11/01/27 (NPFGC)	60	76,259
Series B, 5.00%, 11/01/28 (Call 11/01/27)	110	139,302
		1,579,163
	Par
Security	(000)	Value

Texas — 10.7%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	$110	$137,575
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	191,265
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	125	157,619
Board of Regents of the University of Texas System RB, Series E, 5.00%, 08/15/27	75	94,825
City of Austin TX GOL
5.00%, 09/01/27	60	75,995
5.00%, 09/01/28 (Call 09/01/27)	110	138,526
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	50	63,686
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	191,697
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	152,507
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	123,700
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27.	75	93,262
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	93,262
City of San Antonio TX GOL, 5.00%, 08/01/27	35	44,110
Clear Creek Independent School District RB, 5.00%, 02/15/27	115	143,162
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	36,137
5.00%, 02/15/30 (Call 02/15/27) (PSF)	110	135,607
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	105	126,665
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	100	127,171
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	125	158,698
Fort Bend Independent School District GO, 4.00%, 08/15/31 (Call 08/15/27) (PSF)	110	130,672
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	114,460
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	175	220,088
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	55	69,097
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	70	83,048
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	119,596
Series B, 5.00%, 01/01/27 (Call 01/01/26)	125	149,254
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	37,930
Northside Independent School District RB, 5.00%, 08/15/27	150	189,650
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27)	130	163,934
Permanent University Fund - Texas A&M University System RB,
Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	23,592
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	75	94,672
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	50	63,115
San Antonio Water System RB
Series A, 5.00%, 05/15/27	70	87,783
Series A, 5.00%, 05/15/30 (Call 05/15/27)	180	223,919

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	$50	$62,467
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	120	146,866
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27)	110	138,616
Series B, 5.00%, 10/01/29 (Call 10/01/27)	150	190,036
Series B, 5.00%, 10/01/30 (Call 10/01/27)	100	126,015
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	118,025
Texas A&M University RB
Series C, 5.00%, 05/15/28 (Call 05/15/27)	100	125,047
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	99,156
Texas State University System RB
Series A, 5.00%, 03/15/27 (Call 03/15/25)	100	116,127
Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	147,764
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	190	239,265
5.00%, 08/01/31 (Call 08/01/27)	60	75,195
Series A, 5.00%, 10/15/27	95	120,597
Series A, 5.00%, 10/15/31 (Call 10/15/27)	155	195,480
University of North Texas System RB
Series A, 5.00%, 04/15/27	40	49,887
Series A, 5.00%, 04/15/30 (Call 04/15/27)	100	123,353
		6,130,175
Utah — 1.4%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	100	125,808
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	74,217
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	310	391,497
University of Utah (The) RB, Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	70,589
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	110	136,754
		798,865
Vermont — 0.2%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	126,637

Virginia — 3.1%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	212,477
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	75	88,502
County of Arlington VA GO, 5.00%, 06/15/27	75	94,723
County of Henrico VA GO, Series A, 5.00%, 08/01/27	65	82,313
County of Loudoun VA GO, Series A, 5.00%, 12/01/27	50	63,907
Hampton Roads Sanitation District RB, Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	265,614
Virginia College Building Authority RB
Series A, 5.00%, 09/01/27	100	126,522
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	180	220,298
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	6,110
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	49,194
Series A, 5.00%, 05/15/29 (Call 11/15/27)	310	393,721
Series A, 5.00%, 05/15/30 (Call 11/15/27)	60	75,920
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	30	36,141
Virginia Resources Authority RB, 5.00%, 11/01/27	50	63,832
		1,779,274

	Par
Security	(000)	Value

Washington — 6.8%
Auburn School District No. 408 of King & Pierce Counties GOL, 5.00%, 12/01/31 (Call 12/01/27)	$160	$202,911
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	67,974
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	85	102,858
City of Seattle WA GOL, Series A, 5.00%, 05/01/27	180	225,939
City of Seattle WA Municipal Light & Power Revenue RB,
Series B, 5.00%, 04/01/27 (Call 04/01/26)	160	193,698
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	105	133,979
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	160	185,560
Series E, 5.00%, 12/01/27 (Call 12/01/25)	80	96,174
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	45	54,964
Energy Northwest RB
Series A, 5.00%, 07/01/27	60	75,479
Series A, 5.00%, 07/01/29 (Call 07/01/27)	170	213,531
Series C, 5.00%, 07/01/27	205	257,887
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	70	86,776
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	210	255,210
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	30	38,066
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	170	216,972
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	135	161,680
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	159,362
State of Washington COP, Series B, 5.00%, 07/01/27	115	144,288
State of Washington GO
Series A, 5.00%, 08/01/31 (Call 08/01/27)	100	125,459
Series D, 5.00%, 02/01/27	100	124,656
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	86,898
Series R, 5.00%, 08/01/27	205	259,463
Series R, 5.00%, 08/01/27 (Call 08/01/26)	130	159,419
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	100	125,563
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	75	88,273
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	35	40,568
		3,883,607
West Virginia — 1.4%
State of West Virginia GO
Series A, 5.00%, 06/01/27	135	170,043
Series A, 5.00%, 12/01/27	50	63,871
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	225	282,251
West Virginia State School Building Authority Lottery Revenue RB,
Series A, 5.00%, 07/01/27 (Call 07/01/25)	220	259,508
		775,673
Wisconsin — 2.7%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	185,426
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	88,011
5.00%, 11/01/31 (Call 05/01/27)	110	136,296
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	100	116,566

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Wisconsin (continued)
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	$190	$230,934
State of Wisconsin RB, Series A, 5.00%, 05/01/27	245	306,267
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	75	94,698
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	100	124,972
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	215	267,647
		1,550,817
Total Municipal Debt Obligations — 98.5%
(Cost: $55,081,260)		56,462,038

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	219	219,384

Total Short-Term Investments — 0.4%
(Cost: $219,374)		219,384

Total Investments in Securities — 98.9%
(Cost: $55,300,634)		56,681,422

Other Assets, Less Liabilities — 1.1%		604,781

Net Assets — 100.0%		$57,286,203

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$187,748	$31,608	(a)	$—	$9	$19	$219,384	219	$19	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$56,462,038	$—	$56,462,038
Money Market Funds	219,384	—	—	219,384
	$219,384	$56,462,038	$—	$56,681,422

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded